Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	¥ 7,809	¥ 8,199	¥ 9,022
Credit loss for which an other-than-temporary impairment was not previously recognized	8	110	3,524
Credit loss for which an other-than-temporary impairment was previously recognized	239	1,171	320
For securities sold or redeemed	(3,609)	(1,049)	(3,530)
Due to change in intent to sell or requirement to sell	(2,456)	(622)	(1,137)
Ending	¥ 1,991	¥ 7,809	¥ 8,199